Income Taxes - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 90
Balance at end of year	94	$ 90
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	90	75	$ 77
Charged to Income tax expense	4	15	5
Charged to Retained earnings	0	0	(7)
Balance at end of year	$ 94	$ 90	$ 75